Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2020
Prepaid expenses and other current assets.
Prepaid expenses and other current assets

Note 7 – Prepaid expenses and other current assets

Prepaid expenses and other current assets comprised the following:

	At December 31,	At December 31,
	2020	2019
Gold bullion	$18.6	$26.2
Prepaid expenses	16.4	17.5
Stream ounces inventory	0.5	4.4
Debt issue costs	0.6	0.7
	$36.1	$48.8